Shareholders’ Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders’ Equity

6. Shareholders’ Equity

Ordinary Shares

  As of December 31, 2021, the Company’s authorized capital consisted of 160,000,000 ordinary shares with a par value of £0.00001 per share.

Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the board of directors and approved by the shareholders. As of December 31, 2021, the Company has not declared any dividends.

Initial Public Offering and Impact of Corporate Reorganization

On August 11, 2020, the Company completed its IPO. As part of the IPO, the Company sold an aggregate of 8,823,529 ADSs representing the same number of ordinary shares, at a public offering price of $18.00 per ADS for total net proceeds of approximately $147.7 million. On August 20, 2020, the underwriters of the IPO exercised a portion of their overallotment option by purchasing an additional 1,128,062 ADSs from the Company at the IPO price of $18.00 per ADS, resulting in additional net proceeds of $18.9 million. The total net proceeds were approximately $161.8 million, after deducting underwriting discounts, commissions and offering expense paid by the Company of $12.5 million.

Prior to the Company’s corporate reorganization and IPO, the Company had issued series A preferred shares, series B preferred shares, series C preferred shares, A ordinary shares, B ordinary shares, C ordinary shares, D ordinary shares, E ordinary shares, F ordinary shares and G ordinary shares. As part of the Company’s corporate reorganization and prior to its IPO, all shareholders of Freeline Therapeutics Limited exchanged each of their shares for shares of Freeline Therapeutics Holdings Limited, resulting in each shareholder holding the same number and class of newly issued shares of £1.00 each in Freeline Therapeutics Holdings Limited. Each resulting share was subdivided into (i) one share of the same class, with a nominal value of £0.00001, and (ii) one deferred share of £0.99999 nominal value. Immediately prior to the closing of the IPO, the different classes of shares were converted into a single class of ordinary shares, and such ordinary shares were consolidated and subdivided to reflect an approximately 1-for-0.159 reverse split of such ordinary shares and the balance of any ordinary shares created various classes of deferred shares.

Warrants

On March 12, 2020, Rentschler Biotechnologie Beteiligungs GmbH (“Rentschler”) exercised its rights under the Asset Purchase Agreement dated August 27, 2015 to purchase 114,726 ordinary shares with a par value of £0.00001 at an exercise price of £0.06 per share, resulting in aggregate proceeds of $9,297 or £7,211. No warrants were outstanding as of December 31, 2020 and 2021.

Deferred Shares

Deferred shares are a unit of equity that confer to their holder effectively no economic rights or any voting rights. The Company, without the consent of the shareholder, may transfer deferred shares at any time for $nil consideration.

In the first quarter of 2021, (i) 100,000,000 deferred shares of £0.001 each were consolidated into a single deferred share of £100,000 nominal value, and (ii) the remaining 23,638,835 deferred shares of £0.001 each and all 144,500,094 deferred shares of £0.00001 each were canceled. The remaining deferred share of £100,000 nominal value is presented as a separate class of equity on the balance sheet and statement of shareholders’ equity.

Deferred shares are not included in the Company’s potentially dilutive securities as they are not ordinary shares and have no conversion rights.

The table below reflects the number of preferred shares, ordinary shares, and deferred shares issued and outstanding at December 31, 2021, 2020 and 2019. The conversion of preferred and ordinary shares on approximately 1-for-0.159 basis and the creation of deferred shares are reflected in the years ended December 31, 2021 and 2020 only.

		December 31,
		2021		2020	2019
Series A Preferred Shares		—		—	34,840,000
Series B Preferred Shares		—		—	58,933,333
Series C Preferred Shares		—		—	12,307,692
A Ordinary shares		—		—	4,000,000
B Ordinary shares		—		—	1,307,992
C Ordinary shares		—		—	917,874
D Ordinary shares		—		—	2,972,298
E Ordinary shares		—		—	3,972,188
F Ordinary shares		—		—	2,877,088
Ordinary shares		35,854,591		35,854,945	—
Deferred shares of £0.00001	(1)	112,077	(2)	144,517,898	110,370
Deferred shares of £0.001		—		123,638,835	—
Deferred shares of £100,000		1		—	—
Total preferred, ordinary and deferred shares		35,966,669		304,011,678	122,238,835

(1)	112,077 represents forfeiture of unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 7).
(2)	144,517,898 includes forfeiture of 17,804 unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 7).